Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2018
Significant Accounting Policies [Abstract]
Revenue
On January 1, 2018, the Company adopted Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers and the related amendments ("ASC 606" or "the new revenue standard") using the modified retrospective method, requiring to recognize the cumulative effect of adopting this guidance as an adjustment to the 2018 opening balance of retained earnings and not retrospectively adjusting prior periods. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. The Company analyzed its contacts with charterers and has determined that its spot charters fall under the provisions of ASC 606, while its time charter agreements are lease agreements that contain certain non-lease elements.  ASU No. 2014-09 indicates that an entity should perform a five-step approach in recognizing revenue, which might require more judgement and estimates compared to existing U.S. GAAP standards. The Company assessed its contract with charterers for spot charters during the nine-month period ended September 30, 2018 and concluded that there is one single performance obligation for each of its spot charters, which is to provide the charterer with a transportation service within a specified time period. In addition, the Company has concluded that spot charters meet the criteria to recognize revenue over time as the charterer simultaneously receives and consumes the benefits of the Company's performance. Previously, voyage revenue was recognized from the latter of the completion of the previous voyage and the signing of the next charter party (assuming a new charter has been agreed before the completion of the previous spot charter) until completion of cargo discharge. Under the new standard, voyage revenue is recognized beginning from when the vessel arrives at the load port until completion of cargo discharge. This change results in revenue being recognized later in the voyage, which may cause additional volatility in revenues and earnings between periods. Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs. Before the adoption of ASC 606, all voyage costs are expensed as incurred, except for brokerage commissions. Brokerage commissions are deferred and amortized over the related voyage period in a charter to the extent revenue has been deferred since commissions are earned as the Company's revenues are earned. Under ASC 606 and after implementation of ASC 340-40 "Other assets and deferred costs" for contract costs, incremental costs of obtaining a contract with a customer, and contract fulfillment costs, should be capitalized and amortized as the performance obligation is satisfied, if certain criteria are met. The Company assessed the new guidance and concluded that voyage costs are recognized over the length of the voyage as the performance obligation is satisfied, while costs to obtain the contract primarily consisting of bunkers are deferred and amortized during the voyage period. The adoption of new standard resulted in an increase in the opening Accumulated deficit balance as of January 1, 2018 of approximately $1,301 as a result of the adjustment of Vessels revenue and Voyage expenses. Having not adopted ASC 606 the Company's: (i) vessel revenues would have been $68,020 for the nine-month period ended September 30, 2018, (ii) voyage expenses would have been $29,075 for the nine-month period ended September 30, 2018 and (iii) commissions would have been $2,386 as of September 30, 2018. The balance sheet accounts affected are Accounts Receivable Trade, Net, Deferred Voyage Expenses, Trade Accounts and Other Payables and Accrued Liabilities. The total net positive effect in the Company's consolidated net loss having not adopted ASC 606 would have been $781 for the nine-month period ended September 30, 2018.

Leases
As of September 30, 2018, the Company has entered into two time charter agreements for periods of thirty three to thirty seven months, with charterer's option to extend both time charters. These time charters will commence in the second half of 2019. As of September 30, 2018, an amount of $1,800, which is included in cash and cash equivalents and in trade accounts and other payables on the consolidated balance sheet, relates to an advance received from the charterer of these two charter agreements in order to fund the installation of exhaust gas cleaning systems, or scrubbers, on the two vessels associated with these time charters. The charterer will fund the entire cost of the scrubbers. As of September 30, 2018, the Company has also entered into an agreement for the installation of the scrubbers on these two vessels. Installation of the scrubbers is expected to take place in 2019 and conclude by September 30, 2019. The Company does not expect the scrubbers installation to have a material impact on the Company's results of operations, financial position or cash flows.

Recent Accounting Standards Adopted and Not Yet Adopted
In August 2016, the FASB issued ASU No. 2016-15 Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments which addresses the following eight specific cash flow issues with the objective of reducing the existing diversity in practice: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company adopted the new guidance on January 1, 2018 and it did not have a material impact on the consolidated results of operations, financial condition, or cash flows.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718). ASU 2017-09 clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. ASU 2017-09 allows companies to make certain changes to awards without accounting for them as modifications. It does not change the accounting for modifications. ASU 2017-09 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017 for all entities. Early adoption is permitted, including adoption in any interim period for which financial statements have not yet been issued or made available for issuance. The adoption of this new accounting guidance did not have a material effect on the Company's Consolidated Financial Statements. The Company adopted the new guidance on January 1, 2018 and it did not have any effect on its consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation which concerns Improvements to Nonemployee Share-Based Payment Accounting. The amendments in this Update affect all entities that enter into share-based payment transactions for acquiring goods and services from nonemployees. The amendments in this Update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor's own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. Consistent with the accounting requirement for employee share-based payment awards, nonemployee share-based payment awards within the scope of Topic 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied. Equity-classified nonemployee share-based payment awards are measured at the grant date. The definition of the term grant date is amended to generally state the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award. Generally, the classification of equity-classified nonemployee share-based payment awards will continue to be subject to the requirements of Topic 718 unless modified after the good has been delivered, the service has been rendered, any other conditions necessary to earn the right to benefit from the instruments have been satisfied, and the nonemployee is no longer providing goods or services. This eliminates the requirement to reassess classification of such awards upon vesting. ASU 2018-07 is effective for public business entities in annual periods beginning after December 15, 2018 and interim periods within those years. Early adoption is permitted, including adoption in any interim period for which financial statements have not yet been issued or made available for issuance, but not before an entity adopts the new revenue guidance. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework: Changes to the Disclosure Requirements for Fair Value Measurement, which change the disclosure requirements for fair value measurements by removing, adding, and modifying certain disclosures. This ASU is effective for fiscal years beginning after December 15, 2019, and for interim periods within that year.  Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU.  The Company is currently evaluating the impact of this adoption on its consolidated financial statements and related disclosures.